Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Raw material	731,461	716,293
Work-in-process	25,216	4,472
Finished goods	554,560	631,367
Goods shipped	359,328	-
Low-value consumables	33,744	57,507
Total	1,704,309	1,409,639